Auditor's Fees and Services - Schedule of Auditor's Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors Fees And Services
Auditing services	€ 571	€ 580	€ 360
[of which for the previous year]	(102)	(221)	(22)
Other assurance services		85
Auditor's fees and services	€ 571	€ 665	€ 360